Expenses by Nature (Details) - Schedule of Expenses by Nature - Statement of Income [Member] - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Cost of sales [member]
Cost of sales
Cost of inventories, raw materials and production inputs		$ (14,065,067)	$ (14,096,023)	$ (40,962,307)	$ (40,815,062)
Salaries and benefits		(2,100,973)	(1,904,147)	(6,187,989)	(5,552,453)
Depreciation and amortization		(480,079)	(464,864)	(1,447,022)	(1,374,135)
Total Cost of sales		(16,646,119)	(16,465,034)	(48,597,318)	(47,741,650)
Selling [Member]
Cost of sales
Freight and selling expenses		(843,173)	(944,549)	(2,686,014)	(2,843,955)
Salaries and benefits		(254,592)	(78,074)	(415,795)	(223,114)
Depreciation and amortization		(18,412)	(16,604)	(46,127)	(48,424)
Advertising and marketing		(78,726)	(74,770)	(231,120)	(229,107)
Net impairment losses (reversal of impairment)		(2,684)	659	(6,929)	(523)
Commissions		(19,969)	(15,641)	(52,840)	(42,540)
Total selling		(1,217,556)	(1,128,979)	(3,438,825)	(3,387,663)
General and administrative [Member]
Cost of sales
Salaries and benefits		(285,377)	(322,811)	(898,891)	(871,285)
Fees, services held and general expenses		(153,566)	(204,150)	(574,055)	(546,806)
Depreciation and amortization		(44,351)	(54,470)	(140,471)	(149,245)
DOJ and Antitrust agreements		(700)	(10,500)	(80,977)	(42,200)
Donations and social programs (1)	[1]	(3,591)	(3,698)	(18,171)	(11,084)
Total General and administrative		$ (487,585)	$ (595,629)	$ (1,712,565)	$ (1,620,620)

[1]	Refers to donations made to Instituto J&F regarding improvements on school’s building, the social program “Fazer o Bem Faz Bem” created by the Company to support actions for social transformation where the Company is present and donations to Fundo JBS Pela Amazônia.